Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2020
Leasehold improvements [Member]
Statement [Line Items]
Estimated useful life	5 years
Office equipment and furniture [Member]
Statement [Line Items]
Estimated useful life	3 years
Vehicles [Member]
Statement [Line Items]
Estimated useful life	5 years
Property [Member]
Statement [Line Items]
Estimated useful life	20 years